Concentrations	6 Months Ended
Mar. 31, 2023
Concentrations [Abstract]
CONCENTRATIONS

NOTE 11 — CONCENTRATIONS

A majority of the Company’s revenue and expense transactions are denominated in RMB and a significant portion of the Company’s assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB may require certain supporting documentation in order to effect the remittance.

As of March 31, 2023 and September 30, 2022, $6,787,221 and $nil of the Company’s cash was deposited at financial institutions outside of PRC, and $1,890,435 and $4,785,389 of the Company’s cash was on deposit at financial institutions in the PRC. None of the Company cash deposited at financial institutions maintain insurance to cover bank deposits in the event of bank failure. However, the Company has not experienced any losses in such accounts and believes it is not exposed to any risks on its cash on bank accounts. For the six months ended March 31, 2023 and 2022, the Company’s substantial assets were located in the PRC and all of the Company’s revenues were derived from its subsidiaries located in the PRC.

For the six months ended March 31, 2023 and 2022, one customer accounted for approximately 70.3% and 76.1% of the Company’s total revenue. Sales to the subsidiaries of this customer accounted for approximately 7.7% and 6.0% of the Company’s total revenue for the six months ended March 31, 2023 and 2022, respectively. In aggregate, sales to this customer and its subsidiaries represent approximately 78.0% and 82.1% of the Company’s total revenue for the six months ended March 31, 2023 and 2022, respectively.

As of March 31, 2023, one customer accounted for 69.1% of the accounts receivable balance. As of September 30, 2022, one customer accounted for 72.4% of the accounts receivable balance.

For the six months ended March 31, 2023 and 2022, no supplier accounted for more than 10% of the Company’s total purchases, respectively.

As of March 31, 2023, no supplier accounted for more than 10% of the accounts payable balance. As of September 30, 2022, one supplier accounted for 10.7% of the accounts payable balance.